Label	Element	Value
ABR Dynamic Blend Equity & Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ABR Dynamic Blend Equity & Volatility Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes) in investments in equity securities and derivative instruments that provide exposure to equity securities, including volatility in the equity markets. For purposes of this policy, the notional value of the Fund’s investments in derivative instruments that provide exposure comparable to investments in equity securities, including volatility in the equity markets, may be counted toward satisfaction of the 80% policy. The Fund employs a model-driven investment approach to determine an allocation among equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index), and cash (via cash instruments). The Fund’s investment model is designed to hold each security in approximately the same proportion as its weighting in the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire (the “Index”). The Adviser cannot guarantee that the Fund’s holdings will mirror the weighting of the Index. The Fund may also invest in Exchange Traded Products (“ETPs”).

Unlike many actively managed investment companies, the Fund does not seek to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Index is designed to capture favorable volatility movements in the equity markets while maintaining equity exposure to preserve positive performance during extended periods of rising markets. The Fund is systematically rebalanced once daily to follow generally the proportions of the Index’s exposure to the S&P 500® Total Return Index, the S&P 500® VIX Short-Term Futures Index, and cash based on the investment model’s assessed volatility in the market and the historic returns of the underlying indexes. The Fund’s exposure to the S&P 500® Total Return Index increases in periods of relatively low market volatility, as determined by the Index, which reflects the investment model and compared to historic levels of market volatility. The Fund’s exposure to the S&P 500® VIX Short-Term Futures Index increases in periods of relatively high volatility. During periods of extremely high volatility in the equity markets, the Fund’s exposure to the S&P 500® VIX Short-Term Futures Index may approach 50%. During periods of extremely low volatility in the equity markets, the Fund’s exposure to the S&P 500® Total Return Index may approach 100%. At times, the Fund may also convert to a full cash position as necessary to remain consistent with the cash position weighting of the Index. The Adviser rebalances the Fund’s assets into a full cash position, as dictated by the Index, which reflects the investment model, based on current levels of market volatility and the historic performance of the market.

Normally, the Fund invests in derivative instruments (such as futures contracts) that provide exposure to equity securities, including volatility in the equity markets, to meet its investment objective. The Fund will also invest in securities with maturities of less than one year or cash equivalents, or it may hold cash pending investment. The Fund manages its cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. The Fund may invest in money market instruments and other short-term instruments, including Treasury bills and other U.S. government securities, bank obligations, and commercial paper. If the Fund holds cash uninvested, the fund will not earn income on the cash.

The Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes) in investments in equity securities and derivative instruments that provide exposure to equity securities, including volatility in the equity markets.